Property, plant and equipment (Tables)	12 Months Ended
Mar. 31, 2022
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Property, plant and equipment

	Land		Buildings		Plant and equipment (1)		Furniture fixtures and equipment		Vehicles		Total
Gross carrying value:
As at April 1, 2020	₹	3,761	₹	36,510	₹	100,695	₹	19,870	₹	808	₹	161,644
Additions		107		3,569		14,362		1,958		9		20,005
Additions through Business combinations		—		—		27		57		—		84
Disposals		(58)		(765)		(4,532)		(1,218)		(398)		(6,971)
Translation adjustment		5		100		303		25		(1)		432

As at March 31, 2021	₹	3,815	₹	39,414	₹	110,855	₹	20,692	₹	418	₹	175,194
Accumulated depreciation/ impairment:
As at April 1, 2020	₹	—	₹	7,948	₹	78,056	₹	14,141	₹	727	₹	100,872
Depreciation and impairment (2)		—		1,500		11,123		1,845		61		14,529
Disposals		—		(695)		(4,313)		(908)		(391)		(6,307)
Translation adjustment		—		32		174		11		—		217

As at March 31, 2021	₹	—	₹	8,785	₹	85,040	₹	15,089	₹	397	₹	109,311
Capital work-in-progress											₹	19,309

Net carrying value including Capital work-in-progress as at March 31, 2021											₹	85,192

Gross carrying value:
As at April 1, 2021	₹	3,815	₹	39,414	₹	110,855	₹	20,692	₹	418	₹	175,194
Additions		1,031		1,676		19,411		2,384		7		24,509
Additions through Business combinations		—		—		370		335		3		708
Disposals		(30)		(440)		(7,863)		(826)		(115)		(9,274)
Translation adjustment		(3)		36		698		60		4		795

As at March 31, 2022	₹	4,813	₹	40,686	₹	123,471	₹	22,645	₹	317	₹	191,932
Accumulated depreciation/ impairment:
As at April 1, 2021	₹	—	₹	8,785	₹	85,040	₹	15,089	₹	397	₹	109,311
Depreciation and impairment (2)		—		1,536		12,305		2,141		10		15,992
Disposals		—		(346)		(7,451)		(725)		(112)		(8,634)
Translation adjustment		—		28		571		52		2		653

As at March 31, 2022	₹	—	₹	10,003	₹	90,465	₹	16,557	₹	297	₹	117,322
Capital work-in-progress											₹	16,288

Net carrying value including Capital work-in-progress as at March 31, 2022											₹	90,898

(1)	Including net carrying value of computer equipment and software amounting to ₹ 18,508 and ₹ 25,162, as at March 31, 2021 and 2022, respectively.
(2)	Includes impairment charge on certain software platforms amounting to ₹ Nil, ₹ 285 and ₹ Nil for the year ended March 31, 2020, 2021 and 2022, respectively.